Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

(a)	Castor Ships:

For a further description of the services provided by, and transactions with, Castor Ships prior to January 1, 2026, please refer to Note 4 to the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report.

As of June 30, 2026, in accordance with the provisions of the Master Management Agreement, effective April 26, 2023, by and among the Company, its shipowning subsidiaries and Castor Ships, Castor Ships had subcontracted to a third-party ship management company the technical management of all the Company’s vessels, except the M/T Wonder Maia and the M/T Wonder Altair, for which Castor Ships has provided the technical management since September 29, 2025 and February 8, 2026, respectively. Castor Ships pays, at its own expense, the third-party technical management company a fee for the services it has subcontracted to such company without any additional cost to Toro.

During the six months ended June 30, 2025 and 2026, Castor Ships charged and collected the following fees and commissions: (i) management fees amounting to $919,989 and $819,900, respectively, (ii) charter hire commissions amounting to $289,644 and $397,959, respectively and (iii) capital raising commission of $150,000 for the six months ended June 30, 2026, related to the $15.0 million drawdown on April 2, 2026 under the Company’s revolving credit facility (Note 9).

During the six months ended June 30, 2025 and 2026, the Flat Management Fee (as defined in the 2025 Annual Report) amounted to $1,648,570 and $1,691,764, respectively, and is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ships’ management. As of June 30, 2026, the working capital guarantee advances to Castor Ships amounted to $1,341,549 which are presented in ‘Due from related party, non-current’ in the accompanying unaudited condensed consolidated balance sheets. As of June 30, 2026, the amount of $6,672,662 of ‘Due from related party, current’, represents advances for operating expenses made by the Company to the third-party managers and Castor Ships and advances of expected scheduled dry-docking repairs.

(b)	Former Parent Company:

Details of the Company’s transactions with the Former Parent Company are discussed in Note 4(b) to the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report.

In connection with the Spin-Off as discussed in Note 1, on March 7, 2023, Toro issued 140,000 1.00% Series A Preferred Shares to Castor having a stated amount of $1,000 per share and a par value of $0.001 per share (Note 11). During the six months ended June 30, 2026, the Company paid to Castor a dividend amounting to $700,000 and the amount of accrued dividend on Series A Preferred Shares due to Castor as of June 30, 2026 was $299,444 and is presented  in ‘Due to related party, current’ in the accompanying unaudited condensed consolidated balance sheet.

For the six months ended June 30, 2025 and 2026, the Company received a dividend on the Series D preferred shares of Castor, amounting to $2.1 million and $2.5 million, respectively and is presented in ‘Dividend income from related parties’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As of December 31, 2025 and June 30, 2026, the aggregate value of the investment in Castor amounted to $101,069,444 for both periods, including $1,069,444 of accrued dividends, and is included as ‘Investment in related parties’ in the accompanying unaudited condensed consolidated balance sheet. As of June 30, 2026, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

On December 11, 2024, Toro entered into a facility agreement with Castor to provide a $100.0 million senior term loan facility to Castor (the “Term Loan”) which was drawn down on the same date. During the six months ended June 30, 2025, the Term Loan was fully repaid. During the six months ended June 30, 2025 and 2026, the interest income under the Term Loan amounted to $1,771,836 and $0 and is presented in ‘Interest income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The above transactions and their terms were approved by the Board of Directors of Toro and Castor at the recommendation of their respective special committees of disinterested and independent directors.

(c)	Equity incentive plan:

As of June 30, 2026, the Company maintains an Equity Incentive Plan and 2025 Equity Incentive Plan (as discussed in Note 14) under which the Company’s board of directors has made and may make awards of certain securities of the Company or cash to directors, officers and employees of the Company and/or its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates.

The stock-based compensation cost for the non-vested shares under the Equity Incentive Plan and 2025 Equity Incentive Plan for the six months ended June 30, 2025 and 2026, amounted to $1,769,877 and $3,257,648, respectively, and is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

(d)	Robin Energy Ltd.

As discussed in Note 1, as part of the Robin Spin-Off, Toro received 2,000,000 Series A preferred shares of Robin, having a stated amount of $25 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A preferred shares (Note 1). For further details regarding the Series A preferred shares as part of the Robin Spin-Off, please refer to the consolidated financial statements and related notes included in the 2025 Annual Report.

As of June 30, 2026, the aggregate value of investments in Robin amounted to $26,049,125, including $106,944 of accrued dividends, and is included as ‘Investments in related parties’ in the accompanying unaudited consolidated balance sheet. As of June 30, 2026, the Company did not identify any indications of impairment or any observable prices for identical or similar investments of the same issuer.

Furthermore, Toro is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $25 per share, of the 2,000,000 Series A preferred shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Robin’s Board of Directors approval. For the six months ended June 30, 2025 and 2026, the Company received a dividend on the Series A preferred shares of Robin, amounting to $1,389 and $250,000, respectively and is presented in ‘Dividend income from related parties’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. During the six- month period ended June 30, 2025 and 2026, dividend income derived from the Company’s investment in Robin amounted to $106,944 and $250,000 respectively and is presented in ‘Dividend income from related parties’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.